Consolidated Statements of Operations - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Income Statement [Abstract]
Revenue
Operating Expenses:
General & administrative	$ 83,470	$ 8,194
Total operating expenses	83,470	8,194
Loss from operations	(83,470)	(8,194)
Other expense:
Interest expense	(1,166)	(1,390)
Total other expenses	(1,166)	(1,390)
Net loss before income taxes	$ (84,636)	$ (9,584)
Income taxes
Net Loss	$ (84,636)	$ (9,584)
Basic and diluted per common share amounts:
Basic and diluted net loss	$ (0.00)	$ (0.00)
Weighted average common shares outstanding (basic & diluted)	20,658,562	20,000,000